Derivative Instruments and Hedging Activities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Interest Rate Risk [Member]	Dec. 31, 2013 Not Designated as Hedge Accounting Relationships [Member]	Dec. 31, 2012 Not Designated as Hedge Accounting Relationships [Member]	Dec. 31, 2013 Interest Rate Swaps [Member] Swap	May 31, 2013 Interest Rate Swaps [Member] Swap	Aug. 23, 2012 Interest Rate Swaps [Member] Swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives outstanding				$ 0	$ 0
Notional amount interest rate swap						550,000	550,000	550,000
Number of outstanding interest rate derivatives						2	2	2
Reclassified as an increase to interest expense	1,567
Ineffective portion of change in fair value of derivatives recognized in earnings			0
Tax expense (benefit) on unrealized gain (loss) on derivatives	632	(627)
Collateral posted relating to credit risk-related contingent features	$ 0